Fair Value of Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2019
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Fair Value of Financial Assets and Liabilities
11	FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES
The table below presents the carrying value and estimated fair value of major financial assets and liabilities, and investment contracts:

	Carrying value		Estimated fair value (i)
	As at 31 December 2019 RMB million	As at 31 December 2018 RMB million	As at 31 December 2019 RMB million	As at 31 December 2018 RMB million
Held-to-maturity securities (ii)	928,751	806,717	968,575	843,543
Loans (iii)	608,920	450,251	623,840	458,669
Term deposits	535,260	559,341	535,260	559,341
Statutory deposits - restricted	6,333	6,333	6,333	6,333
Available-for-sale securities, at fair value	1,038,321	849,897	1,038,321	849,897
Securities at fair value through profit or loss	141,608	138,717	141,608	138,717
Derivative financial assets	428	—	428	—
Securities purchased under agreements to resell	4,467	9,905	4,467	9,905
Cash and cash equivalents	53,306	50,809	53,306	50,809
Investment contracts (iii)	(267,804)	(255,434)	(260,592)	(245,803)
Financial liabilities at fair value through profit or loss	(3,859)	(2,680)	(3,859)	(2,680)
Derivative financial liabilities	—	(1,877)	—	(1,877)
Securities sold under agreements to repurchase	(118,088)	(192,141)	(118,088)	(192,141)
Bonds payable	(34,990)	—	(35,551)	—
Interest-bearing loans and borrowings	(20,045)	(20,150)	(20,045)	(20,150)
(i)	The estimates and judgements to determine the fair value of financial assets are described in Note 3.2.

(ii)	The fair value of held-to-maturity securities is determined by reference with other debt securities which are measured by fair value. Please refer to Note 4.4.

(iii)	Investment contracts at fair value through profit or loss have quoted prices in active markets, and therefore, their fair value was classified as Level 1.
The fair value of policy loans approximated its carrying value. The fair values of other loans and investment contracts at amortised cost were determined using valuation techniques, with consideration of the present value of expected cash flows arising from contracts using a risk-adjusted discount rate, allowing for the risk-free rate available on the valuation date, credit risk and risk margin associated with the future cash flows. The fair values of other loans and investment contracts at amortised cost were classified as Level 3.